Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capital Group Central Fund Series
Entity Central Index Key	0001757150
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Capital Group Central Cash Fund - Class M
Shareholder Report [Line Items]
Fund Name	Capital Group Central Cash Fund
Class Name	Class M
Trading Symbol	CMQXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Central Cash Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/CCF-M. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/CCF-M
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 0 1	0.00% 2,3
1
Amount less than $1.
2
Amount less than 0.01%
3
Annualized.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[2],[3]
Net Assets	$ 119,347,000,000
Holdings Count | Holding	173
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 119,347
Total number of portfolio holdings	173

Holdings [Text Block]
Portfolio holdings by asset type
 (percent of net assets)
Short-term securities:
U.S. Treasury bills	47.49%
Federal agency bills & notes	36.63%
Repurchase agreements	10.26%
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	5.55%
Other assets less liabilities	0.07%
Total	100.00%

[1]	Amount less than $1.
[2]	Amount less than 0.01%
[3]	Annualized.